Provision (Benefit) for Income Taxes from Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current taxes (benefits):
Federal	$ 271	$ 691	$ (670)	[1]
Foreign	236	317	408	[1]
State and local	20	28	110	[1]
Total current tax expense (benefit)	527	1,036	(152)	[1]
Deferred tax expense (benefit):
Federal	130	(34)	1,278	[1]
Foreign	39	(16)	(75)	[1]
State and local	83	62	(4)	[1]
Total deferred tax expense	252	12	1,199	[1]
Provision for income taxes	$ 779	$ 1,048	$ 1,047	[1]

[1]	Based on continuing operations for 2010.